UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 218-0077

Date of fiscal year end:

6/30

Date of reporting period: 6/30/07

Item 1.  Reports to Stockholders.

Rogé Partners Fund

Annual Report    June 30, 2007

Investment Manager

R.W. Rogé & Company, Inc.

630 Johnson Avenue, Suite 103

Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund
SHAREHOLDER LETTER
June 30, 2007

Dear Shareholder,

We are very pleased with the performance of the Rogé Partners FundSM/i (“the Fund”) for the 12-month period ending June 30, 2007. The Fund returned 21.32%, edging out the S&P 500’sii return of 20.59%, but falling short of the MSCI World Indexiii, which gained 23.59%.   Since Inception (10/1/04 through 6/30/07) the fund had a return of 18.07%.

The Fund’s returns were helped by our exposure to international equities as well as by our eclectic value investing in such funds as the Legg Mason Opportunity (LMNOX),iv which returned 29.68%, and Dodge & Cox International (DODFX),v which also outperformed for the year, returning 28.91%.

The Fund’s performance was hurt by an investment in the Matthew 25 Fund (MXXVX),vi which returned only 13.61% over the past year. Among our international investments, Third Avenue International Value (TAVIX)vii fell behind its category with a 12-month return of 19.58%.

We continue to believe that quality large-cap companies have the greatest potential for outperforming over the next couple of years, or until valuations among large-company stocks increase. Our strategic orientation of the portfolio toward larger companies reflects two fundamental facts.

The first and most important is that valuations of the largest companies, as represented by the S&P 500, have not been this inexpensive since 1990, when the last great bull market began. The second is that large multinational firms benefit from a weakening dollar and typically have the strongest balance sheets.

We believe that when $2.1 trillion dollars of adjustable-rate mortgages reset early in 2008, that this will be the straw that breaks the camel’s back and tips the U.S. economy into a recession, or at least very close to one. The Federal Reserve will probably respond by easing monetary policy (that is, lowering short-term interest rates), a move that will likely further undermine the U.S. dollar by making dollar-denominated investments less attractive to foreign investors, who have largely been funding U.S. deficit spending.

We also favor additional international exposure because of inexpensive valuations and the likelihood of further weakness in the U.S. dollar, which enhances the value of foreign holdings.

In terms of individual stocks, we continue to find opportunities off the beaten path. We are putting an emphasis on well-capitalized companies that will be able to take advantage of any special situations that may arise from fluctuations in the U.S. economy.

Rogé Partners Fund
SHAREHOLDER LETTER (Continued)
June 30, 2007

The Rogé Partners Fund will celebrate its third anniversary on Oct. 1, 2007. As managers and fellow shareholders of the Fund, we want to thank you for the confidence and trust you have placed in us by allowing the team at R.W. Rogé & Company to manage your money.  We know it’s not easy to invest in a new fund that does not have a long track record. So we want you to know that we think of you as our partners on this journey, and that we take our responsibility for investing your money very seriously.

Sincerely,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Co-Portfolio Manager

Co-Portfolio Manager

i The Rogé Partners FundSM, Rogé Partners FundsSM and the ResearchEdge® are service marks and registered trademarks of R.W. Rogé & Company, Inc. All rights reserved.

ii The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note, an investor may not invest directly in an index.

iii The MSCI World Index (USD) is a free float-adjusted market capitalization index designed to measure global developed-market equity performance.

iv Legg Mason Opportunity Fund comprised 4.39% of the Fund’s net assets as of June 30, 2007.

v Dodge & Cox International Stock comprised 0.96% of the Fund’s net assets as of June 30, 2007.

vi Matthew 25 Fund comprised 3.91% of the Fund’s net assets as of June 30, 2007.

vii Third Avenue International Value comprised 4.23% of the Fund’s net assets as of June 30, 2007.

The performance data quoted above represents past performance. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until October 31, 2007, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Rogé Partners Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 3.05%.   [An updated total annual operating expenses figure of 2.13% will appear in the Fund’s next prospectus update.   This figure is derived from the financial highlight table presented on page 11 of this annual report.]   Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGE.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Rogé Partners Funds carefully before investing. Other fees and expenses do apply to continued investment in the fund. The prospectus contains this and other information about the funds and is available online at www.rogepartnersfunds.com or by calling 888-800-ROGE. The fund’s prospectus should be read carefully before investing. The Rogé Partners Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

0839-AFD-08/30/2007

Rogé Partners Fund
PORTFOLIO REVIEW
June 30, 2007

                                                            The Fund’s performance figures* for the year ending June 30, 2007, compared to its benchmarks:

	Six Months	One Year	Inception** – June 30, 2007 (Annualized)	Inception** – June 30, 2007 (Cumulative Return)
The Rogé Partners Fund	7.40%	21.32%	18.07%	57.79%
S&P 500 Index	6.96%	20.59%	12.98%	39.81%
MSCI World Index	9.17%	23.59%	18.23%	58.38%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is October 1, 2004.

The Fund’s Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Value Equity Mutual Funds	29.42%
Growth Equity Mutual Funds	12.21%
International Equity Mutual Funds	12.16%
Diversified Financials	10.82%
Blend Equity Mutual Funds	8.16%
Money Management	4.65%
Insurance	4.61%
Investment Companies	4.27%
Limited Partnership	3.29%
REITS – Real Estate Investment Trust	2.62%
Other/Cash & Equivalents	7.79%
100.00%

Investors should carefully consider the investment objectives, risks, charges and expenses of the Rogé Partners Funds. This and other important information about the Rogé Partners Funds is contained in the prospectus, which can be obtained by calling toll free: 1-888-800-ROGE. The prospectus should be read carefully before investing.

The Rogé Partners Funds are distributed by Aquarius Fund Distributors, LLC. Member FINRA/SIPC

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
June 30, 2007

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 62.02%
	Blend - 8.16%
23,363	Fairholme Fund		$ 741,776
34,972	Matthew 25 Fund		683,711
			1,425,487
	Growth - 12.21%
21,825	Baron Partners Fund		518,987
538	Baron Small Cap Fund		13,541
14,900	Boulder Total Return Fund		317,966
34,448	Legg Mason Opportunity Trust		767,155
2,012	Satuit Capital Micro Cap Fund		58,476
35,138	Tilson Focus Fund		457,854
			2,133,979
	International - 12.16%
24,105	Artisan International Value Fund, Investor Shares		711,331
3,428	Dodge & Cox International Stock Fund		167,626
30,514	Third Avenue International Value Fund		739,962
14,493	Tweedy Browne Global Value Fund		496,102
426	Wasatch International Growth Fund		10,472
			2,125,493
	Sector - Real Estate - 0.07%
346	Third Avenue Real Estate Value Fund		12,184

	Value - 29.42%
7,764	Aegis Value Fund		126,157
10,541	Brown Advisory Small Cap Value Fund		162,962
6,738	First Manhattan Strategic Value Fund (a)		177,622
21,139	John Hancock Funds II - Classic Value Fund		252,825
19,106	Longleaf Partners Fund		735,780
8,781	New River Small Cap Fund		158,489
45,830	Oakmark Global Select Fund		552,246
216	Oakmark Select Fund, Class I		7,621
7,644	Pinnacle Value Fund		117,645
23,496	Presidio Fund +		357,604
21,594	Royce Select Fund		450,457
58,510	The Weitz Funds - Partners III Opportunity Fund		677,545
789	Third Avenue Small Cap Value Fund		22,131
8,191	Third Avenue Value Fund		524,866

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2007

Shares	Security		Value

	Value - 29.42% (continued)
61,180	Wintergreen Fund		$ 819,206
			5,143,156
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $8,952,530)		10,840,299

	COMMON STOCKS - 34.77%
	Basic Materials - 0.49%
	Mining - 0.49%
10,000	Dundee Precious Metals, Inc. +		85,547

	Communications - 2.93%
	Broadcast Services/Media - 2.43%
7,500	DG FastChannel, Inc. +		152,850
300	Liberty Media Corp, Capital +		35,388
1,100	Liberty Media Corp, Capital, Class A +		129,448
18,500	Point.360 +		106,745
			424,431
	Publishing-Periodicals - 0.50%
2,000	Value Line, Inc.		87,800

	Consumer Cyclical - 1.87%
	Leisure Time - 1.62%
8,509	Ambassadors International, Inc.		283,009

	Entertainment - 0.25%
150,000	Bingo.com, Ltd. +		43,500

	Consumer Non-Cyclical - 0.43%
	Commercial Services - 0.43%
68,500	Zhejiang Expressway Co., Ltd.		75,350

	Financials - 26.97%
	Diversified Financials - 10.82%
10,100	Hong Kong Exchanges and Clearing, Ltd.		140,390
9,500	International Assets Holding Corp. +		220,875
7,329	Jardine Matheson Holdings, Ltd.		173,111
15,000	Leucadia National Corp.		528,750
7,000	MVC Capital, Inc.		131,670
4,644	Remgro, Ltd. **		124,397
18,325	Resource America, Inc., Class A		377,678

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2007

Shares	Security		Value

	Diversified Financials - 10.82% (continued)
7,000	RHJ International +		$ 136,500
800	Siem Industries +		58,400
			1,891,771
	Insurance - 4.61%
140	Berkshire Hathaway, Inc., Class B +		504,700
2,500	Enstar Group, Inc. +		301,775
			806,475
	Investment Companies - 4.27%
1,050	Capital Southwest Corp.		163,580
3,436	Compass Diversified Trust		61,264
1,500	Corporacion Financiera Alba, SA **		115,472
16,000	Investor AB, Class A **		406,282
			746,598
	Money Management - 4.65%
170,400	Coronation Fund Managers, Ltd.		193,307
1,082	Diamond Hill Investment Group, Inc. +		97,672
5,300	Legg Mason, Inc.		521,414
			812,393
	REITs - 2.62%
66,400	Winthrop Realty Trust		458,824

	Food & Beverages - 0.83%
	Beverages - 0.83%
6,000	Big Rock Brewery Income Trust		102,564
500	Diageo PLC, ADR		41,655
			144,219
	Industrial - 0.23%
	Miscellaneous Manufacturing - 0.23%
9,012	Maxco, Inc.		40,554

	Retail - 0.79%
	Automotive - 0.79%
75,000	Tiger Automotive, Ltd. +		138,259

	Technology - 0.23%
	Software - 0.23%
281,500		6356095 Canada Inc. (formerly Excapsa Software, Inc.) ++ (a)	39,748

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2007

Shares	Security		Value

	TOTAL COMMON STOCKS
	(Cost $4,850,986)		$ 6,078,478

	LIMITED PARTNERSHIP - 3.29%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		574,547

	SHORT-TERM INVESTMENTS - 0.17%
	Money Market Mutual Funds - 0.17%
30,094	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $30,094)		30,094

	TOTAL INVESTMENTS
	(Cost $14,283,610*)	100.25%	$ 17,523,418

	Liabilities in excess of other assets	-0.25%	(43,762)

	TOTAL NET ASSETS	100.00%	$ 17,479,656

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 3.52% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 4.53% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* The cost for Federal income tax purposes was $14,555,078. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $2,968,340. This consists of aggregate gross unrealized appreciation of
$3,047,597 and aggregate gross unrealized depreciation of $79,257.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

Assets:
Investments in securities, at value
(Cost $14,283,610)	$ 17,523,418
Cash	11,000
Dividends and interest receivable	6,383
Prepaid expenses and other assets	9,458
Total Assets	17,550,259

Liabilities:
Payable for investments purchased	22,135
Shareholder servicing fees payable	10,895
Investment advisory fees payable	9,810
Administration fees payable	3,406
Fund accounting fees payable	2,651
Transfer agent fees payable	2,095
Custody fees payable	1,856
Accrued expenses and other liabilities	17,755
Total Liabilities	70,603

Net Assets	$ 17,479,656

Net Assets Consist Of:
Paid in capital	$ 13,488,158
Accumulated net realized gain from security transactions	751,690
Net unrealized appreciation of investments	3,239,808

Net Assets	$ 17,479,656

Net asset value, offering price and redemption price per share*	$ 15.24

($17,479,656/1,147,152 shares of capital stock outstanding;
unlimited number shares authorized without par value)

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2007

Investment Income:
Dividends (net of foreign withholding taxes $6,250)	$ 285,386
Interest	6,195
Total investment income	291,581

Expenses:
Advisory fees	149,977
Shareholder servicing fees	37,494
Transfer agent fees	27,456
Administration fees	27,300
Fund accounting fees	24,441
Insurance expense	13,841
Audit fees	12,758
Legal fees	9,336
Registration fees	6,250
Printing expense	5,496
Custody fees	3,792
Trustees' fees	1,126
Other expenses	344
Total expenses	319,611

Less:
Advisory fees waived	(20,794)
Net expenses	298,817

Net Investment Loss	(7,236)

Net Realized and Unrealized Gain
on Investments:
Net realized gain from security transactions and foreign currency	850,444
Distributions of realized gains from other investment companies	254,075
Net change in unrealized appreciation of investments	1,813,695
Net realized and unrealized gain on investments	2,918,214

Net increase in net assets resulting from operations	$ 2,910,978

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

From Operations:
Net investment loss	$ (7,236)	$ (53,050)
Net realized gain from security transactions
and foreign currency	850,444	56,621
Distributions of gains from other investment companies	254,075	119,142
Net change in unrealized appreciation of investments	1,813,695	1,101,967
Net increase in net assets
resulting from operations	2,910,978	1,224,680

Distributions:
From net investment income	(155,709)	(2,033)
From net realized gains	(271,831)	(37,275)
Net decrease in net assets from distributions	(427,540)	(39,308)

From Capital Share Transactions:
Subscriptions of fund shares	4,411,394	5,136,950
Reinvestment of dividends	427,540	39,308
Redemption fee proceeds	307	54
Redemptions of fund shares	(1,485,647)	(491,687)
Net increase in net assets from
capital share transactions	3,353,594	4,684,625

Net increase in net assets	5,837,032	5,869,997

Net Assets:
Beginning of Year	11,642,624	5,772,627
End of Year*	$ 17,479,656	$ 11,642,624
* Includes undistributed net investment income (loss) of:	$ -	$ (60,474)

Capital Share Transactions:
Shares sold	318,297	418,233
Shares reinvested	30,066	3,246
Shares redeemed	(101,995)	(39,290)
	246,368	382,189

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	June 30,		June 30,		June 30,
	2007		2006		2005(1)
Net Asset Value, Beginning of Year	$ 12.92		$ 11.13		$ 10.00
Income From Investment Operations:
Net investment Income (2)	(0.01)		(0.08)		(0.07)
Net realized and unrealized gain (2)	2.74		1.93		1.22
Total from investment operations	2.73		1.85		1.15

Paid-In Capital from Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)

Less Distributions From:
Net investment income	(0.15)		(0.00)	(3)	(0.02)
Net realized gains	(0.26)		(0.06)		-
Total distributions	(0.41)		(0.06)		(0.02)

Net Asset Value, End of Year	$ 15.24		$ 12.92		$ 11.13

Total Return (4)	21.32%		16.64%		11.50%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 17,480		$ 11,643		$ 5,773
Ratio of expenses to average net
assets, before waiver/reimbursement (6)	2.13%		3.05%		7.88%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement (6)	1.99%		1.99%		1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before waiver/reimbursement (7)	(0.19)%		(1.68)%		(6.76)%	(5)
Ratio of net investment income (loss)
to average net assets, after waiver/reimbursement (7)	(0.05)%		(0.62)%		(0.87)%	(5)

Portfolio Turnover Rate	33%		13%		8%
(1)	For the period from October 1, 2004 (commencement of operations) to June 30, 2005.
(2) Per share amounts calculated using the average shares method.
(3) Per share amount represents less than $0.01 per share.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements. Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2007

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and country-regionplaceU.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the country-regionplaceUnited States of America.

                A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2007

As of June 30, 2007, the Fund held three securities for which market quotations were not readily available.   The market value of these securities represented 4.53% of its net assets.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

                B.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the country-regionplaceUnited States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

                C.

Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.   FASB Interpretation No. 48 – On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.     Management believes that the adoption of FIN 48 will have no impact on the financial statements.

                D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

                E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2007

                F.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.   These reclassifications have no effect on net assets and net asset value per share.    For the year ended June 30, 2007, the Fund increased paid in capital by $15,070, decreased undistributed net investment loss by $223,419, and decreased accumulated net realized gain from security transactions by $ 238,489.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until October 31, 2007, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase its performance.   For the year ended June 30, 2007, the Advisor waived fees amounting to $20,794.    The Fund’s total expenses subject to recoupment are $272,816.   As of June 30, 2007, the Advisor can recoup waived and reimbursed expenses of $161,395 until June 30, 2008, $90,627 until June 30, 2009, and $20,794 until June 30, 2010.

The Trust has entered into various service agreements (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent, Fund Accounting Agent, and Custody Administrator to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets. In addition, certain agreements are subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to which, the Distributor will reimburse entities providing shareholder services to the Fund in connection with maintenance of shareholder accounts. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.  For the year ended June 30, 2007, the Fund paid shareholder servicing fees of $37,494.

The Fund will impose a 2% redemption fee for any redemptions of Fund shares occurring within the first 90 days of purchase.  Fees in the amount of $307 were collected during the year ended June 30, 2007.

Note 4.  Investment Transactions

During the year ended June 30, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $8,159,759 and $4,970,628, respectively.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2007

Note 5.  Distributions to Shareholders

On December 28, 2006, distributions were declared for shareholders of record on December 28, 2006.   The distributions were paid on December 29, 2006.   The tax character of those distributions was as follows:

Distributions Paid from Ordinary Income:	$195,296
Distributions Paid from Long-Term Capital Gains:	$232,244

On December 28, 2005, distributions were declared for shareholders of record on December 28, 2005.   The distributions were paid on December 29, 2005.   The tax character of those distributions was as follows:

Distributions Paid from Ordinary Income:	$15,588
Distributions Paid from Long-Term Capital Gains:	$23,720

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Cost of investments:	$14,555,078

Gross unrealized appreciation	$3,047,597
Gross unrealized depreciation	(79,257)
Net unrealized appreciation	2,968,340

Accumulated net realized gain on security transactions	719,949
Undistributed ordinary income	303,209
$3,991,498

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2007, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	450,000	$450,000	$574,547	3.29%
6356095 Canada Inc. (formerly Excapsa Software, Inc.)	10/18/2006	281,500	$45,466	$39,748	0.23%

Rogé Partners Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2007

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statement of assets and liabilities of the Rogé Partners Fund, a series of shares of the Rogé Partners Funds, including the schedule of investments, as of June 30, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from October 1, 2004 (commencement of operations) to June 30, 2005.    These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund as of June 30, 2007, the results of its operations for the year then ended, the statement of changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from October 1, 2004 (commencement of operations) to June 30, 2005  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 10, 2007

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
June 30, 2007 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2007 through June 30, 2007.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period** (1/1/07-6/30/07)
Actual	$1,000.00	$1,074.00	$10.35
Hypothetical (5% return before expenses)	1,000.00	1,015.09	10.05

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the days in the reporting period).

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2007 (Unaudited)

APPROVAL OF ADVISORY AGREEMENT

At a Board meeting held on June 1, 2007, the Board of Trustees approved the continuation of the Fund’s Advisory Agreement. At the meeting, Fund counsel reviewed and summarized the Board’s responsibilities under the 1940 Act with respect to approving the continuance of the Fund’s Investment Advisory Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports, the Statement of Additional Information and proxy statements. He referred to the materials provided prior to the Board meeting for the Board’s consideration and discussed the same, including a questionnaire completed by the Adviser that provides important information about the Adviser.

In order to determine whether to renew the Fund’s Advisory Agreement, Fund counsel advised the Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board noted the Fund is compliance-oriented and that the Adviser engages a consulting firm to review the Adviser’s policies and procedures and to perform annual mock examinations of the Adviser and the Fund.  The Board reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Fund's Code of Ethics. Next, the Board reviewed the Adviser’s financial statements and the completed annual Advisory Agreement questionnaire provided by the Adviser.  The Board noted the business experience and quality of personnel associated with the Adviser, and that the Adviser was not involved in any litigation.

The Board then reviewed the performance of the Fund as compared to several benchmark indices for various periods ended March 31, 2007.  The Trustees then discussed the Fund’s overall performance record, which they found highly satisfactory.

The Board then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s expense cap at 1.99%.  Further discussion ensued and the Board concluded that the advisory fees were competitive and reasonable for the services provided.  The Board then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund groups.  The Board also considered that, according to Morningstar, the average World Stock fund had expenses of 1.56% in addition to an average 12b-1 expense of 0.42%, which, together, are equivalent to the Fund’s expense cap of 1.99%.

The Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Fund.

The Independent Trustees met with Fund counsel in executive session to discuss their findings with respect to continuing the Investment Advisory Agreement. The Board discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser, Fund performance and the steady growth of the Fund.  The Trustees further noted the Adviser’s clear commitment to compliance. With respect to Fund expenses being relatively high, the Trustees concluded that they are not unreasonable considering the current size of the Fund and expenses associated with new regulations and compliance initiatives.  The Trustees also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to Fund asset growth. Finally, the Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.  It was noted that at current asset levels, the adviser continues to waive a portion of its advisory fee.

When the regular session resumed, based upon the information provided, it was the Board’s consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the agreement were reasonable business arrangements, and the renewal of the Advisory Agreement was in the best interest of Fund shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2007 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Age: 60	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
NON-INTERESTED TRUSTEES:
David H. Diesslin Year of Birth: Age: 60	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980; Chair Elect – Board of Governors of the Certified Financial Planner BoardTM of Standards; and Board member – Schwab Institutional Advisory Board (1997-1999)	1	5
Richard Sincere Age: 54	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Age: 65	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2007 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Age: 26	President; Co-Portfolio Manager	Since June 2004	Portfolio Manager - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Susan J. Rogé Age: 26	Treasurer	Since June 2004	Paraplanner & Chief Compliance Officer - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Jeffrey C. Roberto Age: 41	Chief Compliance Officer	Since August 2005	Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002.	1	None
Kevin E. Wolf Age: 37	Assistant Treasurer	Since June 2006	Director of Fund Administration and Vice-President, Gemini Fund Services, LLC.	1	None

(1)

Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2007 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/07

$12,500

N/A

FY 06/30/06

$12,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

FYE 06/30/06

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/07

$2,500

N/A

FYE 06/30/06

$2,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

FYE 06/30/06

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2007

$2,500

N/A

FYE 06/30/2006

$2,500

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rogé Partners Funds

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/6/07

By (Signature and Title)

*

/s/

Susan J. Rogé

Susan J. Rogé, Treasurer

Date

9/6/07

* Print the name and title of each signing officer under his or her signature.